Share-Based Payments - Textual (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2011 Restricted Stock [Member] M	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Stock Options [Member] M	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 2002 Stock Option Plan [Member]	Dec. 31, 2011 2004 Director Incentive Plan [Member]	Dec. 31, 2010 2004 Director Incentive Plan [Member]	Dec. 31, 2009 2004 Director Incentive Plan [Member]	Dec. 31, 2011 2008 Equity incentive plan [Member]	Dec. 31, 2008 2008 Equity incentive plan [Member]	May 31, 2011 2008 Amended and Restated Equity Incentive Plan [Member]
Share-based Compensation (Textual) [Abstract]
Share-based Compensation Plan, Shares Authorized											400,000				6,000,000	9,000,000
Share-based Compensation Plan, Number of Shares Granted but Unvested														1,907,366
Share-based Compensation Plan, Number of Shares Available for Grant										1,204,100	299,780
Share-based Compensation, Options, Grants in Period, Weighted-Average Fair Value				$ 11.27	$ 8.54	$ 4.64
Share-based Compensation, Restricted Stock Awards, Grants in Period, Weighted Average Fair Value	$ 8.23	$ 16.37	$ 7.85
Share-based Compensation Expense	$ 17.7	$ 13.6	$ 9.1	$ 1.7	$ 2.0	$ 3.5	$ 0.9	$ 0.8	$ 0.8
Share-based Compensation, Unrecognized Expense	$ 21.3			$ 2.4
Share-based Compensation, Unrecognized Expense, Time Period Expected to be Recognized	21			21
Share-based Compensation Plan, Restricted Stock Units, Issued in Period											37,332	46,827	103,185
Share-based Compensation Plan, Restricted Stock Units, Issued in Period, Weighted Average Grant Date Fair Value							$ 24.11	$ 17.30	$ 7.85